CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 20,925	$ 23,962
Short-term bank deposits	1,503	8,414
Accounts receivable (net of allowance of $789 and $548 at December 31, 2016 and June 30, 2017)	59,431	71,346
Prepaid expenses and other current assets	13,553	10,036
Total Current Assets	95,412	113,758
Property and equipment, net	16,050	14,205
Intangible assets, net	19,587	44,018
Goodwill	163,400	190,737
Deferred taxes	6,811	4,117
Other assets	1,493	1,617
Total Assets	302,753	368,452
Current Liabilities:
Accounts payable	31,937	38,293
Accrued expenses and other liabilities	15,434	17,466
Short-term loans and current maturities of long-term loans and convertible debt	13,749	17,944
Deferred revenues	5,245	5,354
Payment obligation related to acquisitions	7,130	7,653
Total Current Liabilities	73,495	86,710
Long-Term Liabilities:
Long-term debt, net of current maturities	33,984	37,928
Convertible debt, net of current maturities	16,672	21,862
Deferred taxes	88	8,087
Other long-term liabilities	6,743	5,721
Total Liabilities	130,982	160,308
Commitments and Contingencies
Shareholders' Equity:
Ordinary shares of ILS 0.01 par value - Authorized: 120,000,000 shares; Issued: 77,569,088 and 77,896,088 shares at December 31, 2016 and June 30, 2017, respectively; Outstanding: 77,223,069 and 77,550,069 shares at December 31, 2016 and June 30, 2017, respectively	211	210
Additional paid-in capital	235,966	234,831
Treasury shares at cost (346,019 shares at December 31, 2016 and June 30, 2017)	(1,002)	(1,002)
Accumulated other comprehensive income (loss)	316	(265)
Accumulated deficit	(63,720)	(25,630)
Total Shareholders' Equity	171,771	208,144
Total Liabilities and Shareholders' Equity	$ 302,753	$ 368,452